Cover Page	Oct. 09, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	AVERY DENNISON CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7685
Entity Tax Identification Number	95-1492269
Entity Address, Address Line One	8080 Norton Parkway
Entity Address, City or Town	Mentor
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44060
City Area Code	440
Local Phone Number	534-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000008818
Amendment Flag	false
Common stock, $1 par value
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1 par value
Trading Symbol	AVY
Security Exchange Name	NYSE
Senior Notes Due 2034
Document Information [Line Items]
Title of 12(b) Security	3.750% Senior Notes due 2034
Trading Symbol	AVY34
Security Exchange Name	NASDAQ
Senior Notes Due 2035
Document Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes due 2035
Trading Symbol	AVY35
Security Exchange Name	NASDAQ